Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 1, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company Metropolitan Life Separate Account E File Nos. 333-153109/811-04001

(Preference Premier(R) (offered between December 12, 2008 and October 7, 2011))

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI"), each dated May 1, 2020, being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 15 for the Separate Account filed electronically with the Commission on April 27, 2020.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Assistant General Counsel

Metropolitan Life Insurance Company